Bank borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank borrowings
Accounts receivable, net	$ 10,020	$ 13,535
Available banking facilities		9,041
Utilized banking facilities	1,933	1,965
Bank borrowings		500
Restricted cash pledge	0
Discontinued operations
Bank borrowings
Accounts receivable, net		43,217
Utilized banking facilities		36,441
Continuing and discontinued operations
Bank borrowings
Accounts receivable, net		56,752
Available banking facilities	7,623	55,692
Utilized banking facilities	1,933	38,406
Bank borrowings		10,431
Pledged Assets
Bank borrowings
Restricted cash pledge		6,179
Pledged Assets | Continuing and discontinued operations
Bank borrowings
Restricted cash pledge	2,200	6,442
Service Trade
Bank borrowings
Bank borrowings	4,500	4,486
Service Trade | Continuing and discontinued operations
Bank borrowings
Bank borrowings		4,486
Term Loan Facilities
Bank borrowings
Bank borrowings	500
Bank borrowings	690	2,090
Term Loan Facilities | Continuing and discontinued operations
Bank borrowings
Bank borrowings		2,369
Corporate Guarantee
Bank borrowings
Accounts receivable		18
Corporate Guarantee | Continuing and discontinued operations
Bank borrowings
Accounts receivable	$ 175	$ 26,756